Significant Accounting Policies (Details) - NIS [Member]	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Significant Accounting Policies (Details) [Line Items]
Exchange rate for 1 $ = NIS	0.03466		0.03466		0.03456
Increase (decrease) of the U.S. $ against the NIS	(2.80%)	(1.85%)	0.29%	(4.88%)